INVESTMENT IN ASSOCIATE	12 Months Ended
Dec. 31, 2020
Investment In Associate
INVESTMENT IN ASSOCIATE

In June 2016, Denison acquired a significant shareholding in GoviEx Uranium Inc (“GoviEx”). GoviEx is a mineral resource company focused on the exploration and development of its uranium properties located in Africa. GoviEx maintains a head office located in Canada and is a public company listed on the TSX Venture Exchange. Denison’s ownership interest in GoviEx at December 31, 2020 is approximately 13.72%, based on publicly available information, and it continues to have one director appointed to the GoviEx board of directors

Through the voting power of its share ownership interest, its large warrant holdings and its seat on the board of directors, Denison had the ability to demonstrate significant influence over GoviEx and used the equity method to account for this investment up to September 30, 2019. On October 1, 2019 (the deconsolidation date), Denison discontinued use of the equity method based on a determination that Denison’s influence over GoviEx was no longer demonstrable as significant - due to the expiry of its warrant holdings and an increased ownership interest in GoviEx’s main subsidiary by the Government of Niger during GoviEx’s third quarter of 2019.

A continuity summary of the investment in GoviEx, using the equity method, is as follows:

(in thousands except share amounts)	Number of Common Shares

Balance-January 1, 2019	65,144,021	5,582
Equity share of net loss	—	(678)
Dilution gain	—	252
Deconsolidation of investment in GoviEx	—	(5,156)
Balance-December 31, 2019	$65,144,021	—

On the deconsolidation date, Denison classified its equity investment in GoviEx as FVTPL. As a result, Denison recognized a gain of $5,267,000 which represents the excess of the fair value of the investment on that date ($10,423,000) as compared to the investment’s carrying value under the equity method ($5,156,000).

In 2020, Denison’s investment in GoviEx has been classified as FVTPL and is included as a component of Investments on the balance sheet (see note 7).